Contingencies - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Scotland EMS Manufacturing Facility [Member]	Dec. 31, 2011 Thailand Ems Manufacturing Facility [Member]	Dec. 31, 2012 Thailand Ems Manufacturing Facility [Member]	Dec. 31, 2013 Components and Sensors segment [Member]	Jun. 03, 2011 Damage from fire [Member] Scotland EMS Manufacturing Facility [Member]	Dec. 31, 2012 Damage from fire [Member] Scotland EMS Manufacturing Facility [Member]	Dec. 31, 2011 Damage from fire [Member] Scotland EMS Manufacturing Facility [Member]	Jun. 03, 2011 Damage from fire [Member] Inventory [Member] Scotland EMS Manufacturing Facility [Member]	Dec. 31, 2011 Damage from fire [Member] Inventory [Member] Scotland EMS Manufacturing Facility [Member]	Jun. 03, 2011 Damage from fire [Member] Machinery and equipment [Member] Scotland EMS Manufacturing Facility [Member]	Dec. 31, 2011 Damage from fire [Member] Machinery and equipment [Member] Scotland EMS Manufacturing Facility [Member]	Dec. 31, 2011 Damage from flood [Member] Thailand Ems Manufacturing Facility [Member]	Dec. 31, 2012 Damage from flood [Member] Thailand Ems Manufacturing Facility [Member]	Dec. 31, 2011 Damage from flood [Member] Thailand Ems Manufacturing Facility [Member]	Dec. 31, 2011 Damage from flood [Member] Inventory [Member] Thailand Ems Manufacturing Facility [Member]	Dec. 31, 2011 Damage from flood [Member] Machinery and equipment [Member] Thailand Ems Manufacturing Facility [Member]	Dec. 31, 2012 Business Interruption Caused Due To Flood [Member] Thailand Ems Manufacturing Facility [Member]	Dec. 31, 2012 Property Damages Caused Due To Flood [Member] Thailand Ems Manufacturing Facility [Member]	Dec. 31, 2012 Business Interruption Caused Due To Fire [Member] Scotland EMS Manufacturing Facility [Member]
Contingencies Textual [Abstract]
Net book value of assets damaged										$ 1,600,000		$ 200,000					$ 800,000	$ 500,000
Value of insurance coverage deducted			100,000				100,000
Other Receivables									100,000
Recoverable building restoration costs									500,000
Other recoverable Costs									3,100,000
Net book value inventory written off											1,600,000					500,000
Net book value of machinery and equipment written off													200,000			500,000
Reimbursement of insurance claim								1,100,000	11,700,000
Reimbursement for business interruption									3,100,000
Replacement of damaged property									8,600,000
Business interruption recovery recorded									2,700,000
Reimbursement for property damage									6,100,000
Recorded reimbursement for business interruption																			20,000,000	1,800,000	900,000
Insurance receivable relieved			100,000		2,400,000
Fixed costs incurred at facility														2,500,000
Insurance receivable recorded earlier, adjusted against proceeds				2,400,000
Value of insurance coverage deducted				250,000
Global insurance policy covered costs				25,000,000
Maximum amount of insurance policy cover																2,400,000
Reimbursement for business interruption incurred in earnings																1,400,000
Reimbursement of costs related to property damage incurred in earnings																1,100,000
Proceeds from insurance claim	23,353,000	4,934,000													24,600,000				21,500,000	3,100,000
Continuing operations from business interruption						$ 600,000